Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenue	$ 3	$ 1,860	$ 4,377	$ 3,155
License Fees [Member]
IfrsStatementLineItems [Line Items]
Total revenue		605	1,554	831
Development Services [Member]
IfrsStatementLineItems [Line Items]
Total revenue		1,202	2,741	2,091
Product Sales [Member]
IfrsStatementLineItems [Line Items]
Total revenue				57
Royalties [Member]
IfrsStatementLineItems [Line Items]
Total revenue	3	14	29	57
Supply Chain [Member]
IfrsStatementLineItems [Line Items]
Total revenue		$ 39	$ 53	$ 119